Remuneration of Auditors (Tables)	12 Months Ended
Jun. 30, 2025
Remuneration of Auditors [Abstract]
Schedule of Services Provided by the Auditors

During the financial year the following fees were paid or payable for services provided by the auditors of the Company:

	30 June 2025	30 June 2024
Audit or review of the consolidated financial statements - UHY Haines Norton	-	152,941
Audit and Review Services - M&K CPAS, PLLC	126,060	96,114
	126,060	249,055